Trade Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,533	$ 1,521
Other financial obligations	879	1,381
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	677	682
Other financial obligations	586	599
Financial expense	$ 13	$ 25	$ 23